Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share
Schedule of loss per share

2024	2023

Net loss attributable to shareholders of the Company	$(86,343)	$(181,873)

Basic and diluted weighted average number of common shares outstanding	93,825,395	82,465,447

Net loss per share, basic and diluted	$(0.92)	$(2.21)